Leases (Tables)	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	September 30, 2025	September 30, 2024
Operating lease right-of-use assets	$85,157	$256,117

Operating lease liabilities – current	$72,645	$185,154
Operating lease liabilities – non-current	-	96,175
Total operating lease liabilities	$72,645	$281,329

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.18	1.82
Weighted average discount rate	3.0%	3.0%

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of September 30, 2025:

2026	$73,760
Total lease payments	73,760
Less: imputed interest	(1,115)
Present value of lease liabilities	$72,645